Segment reporting by geographic location (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Geographical Areas [Table]
Total revenues	$ 34,563	$ 35,393	$ 33,084
Total revenues (Share %)	100.00%	100.00%	100.00%
Total non-current assets	$ 19,700	$ 20,500	$ 21,100
Total non-current assets (Share %)	100.00%	100.00%	100.00%
Americas
Disclosure Of Geographical Areas [Table]
Total revenues	$ 13,800	$ 14,500	$ 13,200
Total revenues (Share %)	40.00%	41.00%	40.00%
Total non-current assets	$ 8,900	$ 9,000	$ 9,000
Total non-current assets (Share %)	46.00%	44.00%	42.00%
Asia Pacific
Disclosure Of Geographical Areas [Table]
Total revenues	$ 5,600	$ 6,500	$ 6,100
Total revenues (Share %)	16.00%	18.00%	18.00%
Total non-current assets	$ 1,500	$ 1,500	$ 1,500
Total non-current assets (Share %)	8.00%	7.00%	7.00%
Europe, Middle East and Africa (excluding Switzerland)
Disclosure Of Geographical Areas [Table]
Total revenues	$ 7,000	$ 7,000	$ 6,500
Total revenues (Share %)	20.00%	20.00%	20.00%
Total non-current assets	$ 2,900	$ 2,900	$ 3,000
Total non-current assets (Share %)	15.00%	14.00%	14.00%
Switzerland
Disclosure Of Geographical Areas [Table]
Total revenues	$ 7,700	$ 7,800	$ 7,100
Total revenues (Share %)	22.00%	22.00%	22.00%
Total non-current assets	$ 6,300	$ 7,100	$ 7,600
Total non-current assets (Share %)	32.00%	35.00%	36.00%
Global
Disclosure Of Geographical Areas [Table]
Total revenues	$ 500	$ (300)	$ 100
Total revenues (Share %)	1.00%	(1.00%)	0.00%
Total non-current assets	$ 0	$ 0	$ 0
Total non-current assets (Share %)	0.00%	0.00%	0.00%
UBS AG
Disclosure Of Geographical Areas [Table]
Total revenues	$ 34,915	$ 35,828	$ 33,474
Total revenues (Share %)	100.00%	100.00%	100.00%
Total non-current assets	$ 18,700	$ 19,300	$ 20,000
Total non-current assets (Share %)	100.00%	100.00%	100.00%
UBS AG | Americas
Disclosure Of Geographical Areas [Table]
Total revenues	$ 13,800	$ 14,500	$ 13,200
Total revenues (Share %)	40.00%	40.00%	39.00%
Total non-current assets	$ 9,000	$ 9,000	$ 9,000
Total non-current assets (Share %)	48.00%	47.00%	45.00%
UBS AG | Asia Pacific
Disclosure Of Geographical Areas [Table]
Total revenues	$ 5,600	$ 6,500	$ 6,100
Total revenues (Share %)	16.00%	18.00%	18.00%
Total non-current assets	$ 1,500	$ 1,400	$ 1,400
Total non-current assets (Share %)	8.00%	7.00%	7.00%
UBS AG | Europe, Middle East and Africa (excluding Switzerland)
Disclosure Of Geographical Areas [Table]
Total revenues	$ 7,000	$ 7,000	$ 6,500
Total revenues (Share %)	20.00%	20.00%	20.00%
Total non-current assets	$ 2,600	$ 2,600	$ 2,700
Total non-current assets (Share %)	14.00%	13.00%	14.00%
UBS AG | Switzerland
Disclosure Of Geographical Areas [Table]
Total revenues	$ 7,700	$ 7,800	$ 7,100
Total revenues (Share %)	22.00%	22.00%	21.00%
Total non-current assets	$ 5,600	$ 6,300	$ 6,900
Total non-current assets (Share %)	30.00%	33.00%	34.00%
UBS AG | Global
Disclosure Of Geographical Areas [Table]
Total revenues	$ 800	$ 100	$ 500
Total revenues (Share %)	2.00%	0.00%	2.00%
Total non-current assets	$ 0	$ 0	$ 0
Total non-current assets (Share %)	0.00%	0.00%	0.00%